Trade and other receivables - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Trade and other receivables
Trade receivables (net of allowance)		₨ 2,256,524	₨ 4,830,072
Receivables from joint venture		7,993
Receivable from other related parties		3,808	4,280
Refund and other receivable (net of allowance)		100,070	64,334
Total		2,368,395	4,898,686
Contract Assets		0	22,584	₨ 17,279
Total	$ 31,415	₨ 2,368,395	₨ 4,921,270